INCOME TAXES - Unrecognized Tax Benefits - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Gross unrecognized tax benefits	$ 60.1	$ 74.9	$ 74.7	$ 47.7
Gross unrecognized tax benefits, if recognized, would affect effective tax rate	42.9	57.8	$ 62.2
Decrease in gross unrecognized tax benefits	14.8
Accrued interest and penalties related to unrecognized tax benefits	$ 8.1	$ 7.5